Prospectus Supplement September 3, 2021

For the following funds with prospectuses dated January 1, 2021 – February 1, 2021 (as supplemented to date)

American Funds Global Balanced FundSM Capital Income Builder® Capital World Growth and Income Fund®

The following is added to the section titled “The Capital SystemSM” in the “Management and organization” section for each of the funds listed above:

 David M. Riley will no longer manage money in the fund.

Keep this supplement with your prospectus.

Lit. No. MFGEBS-490-0921P CGD/AFD/10039-S87225

THE FUND MAKES AVAILABLE A SPANISH TRANSLATION OF THE ABOVE PROSPECTUS SUPPLEMENT IN CONNECTION WITH THE PUBLIC OFFERING AND SALE OF ITS SHARES. THE ENGLISH LANGUAGE PROSPECTUS SUPPLEMENT ABOVE IS A FAIR AND ACCURATE REPRESENTATION OF THE SPANISH EQUIVALENT.

/s/	JENNIFER L. BUTLER
JENNIFER L. BUTLER
SECRETARY
/s/	JULIE E. LAWTON
JULIE E. LAWTON
SECRETARY

Statement of Additional Information Supplement September 3, 2021

For the following funds with statements of additional information dated January 1, 2021 – February 1, 2021
(each as supplemented to date):

American Funds Global Balanced FundSM Capital Income Builder® Capital World Growth and Income Fund®

1. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the American Funds Global Balanced Fund statement of additional information is amended to read as follows:

The following table reflects information as of October 31, 2020:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Alfonso Barroso	Over $1,000,000	4	$198.1	3	$0.77	None
Bradford F. Freer	$500,001 – $1,000,000	5	$109.3	1	$0.35	None
Thomas H. Høgh	$100,001 – $500,000	3	$16.4	4	$2.75	None
Winnie Kwan	$100,001 – $500,000	4	$143.0	2	$0.57	None
Robert H. Neithart	Over $1,000,000	5	$83.8	6	$5.08	5	$2.46
Andrew A. Cormack	$100,001 – $500,000	2	$16.0	None		None

2. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Capital Income Builder statement of additional information is amended to read as follows:

The following table reflects information as of October 31, 2020:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Winnie Kwan	$500,001 – $1,000,000	4	$70.4	2	$0.57	None
David A. Hoag	Over $1,000,000	8	$270.8	2	$5.07	None
Steven T. Watson	Over $1,000,000	5	$126.1	6	$10.42	725	$21.06
Aline Avzaradel	$100,001 – $500,000	1	$1.0	1	$0.21	None
Alfonso Barroso	Over $1,000,000	4	$125.5	3	$0.77	None
Grant L. Cambridge	Over $1,000,000	3	$157.8	5	$2.47	147	$9.04
Joyce E. Gordon	Over $1,000,000	5	$357.9	6	$1.84	None
James B. Lovelace	Over $1,000,000	3	$165.1	4	$1.28	None
Fergus N. MacDonald	$500,001 – $1,000,000	7	$125.4	1	$0.21	None
Caroline Randall	$100,001 – $500,000	2	$106.1	1	$0.21	None
Bradley J. Vogt	Over $1,000,000	6	$346.8	3	$5.38	None
Philip Winston	$100,001 – $500,000	6	$3.1	9	$5.75	840[4]	$24.55

3. The table under the heading “Portfolio manager fund holdings and other managed accounts” in the “Management of the fund” section of the Capital World Growth and Income Fund statement of additional information is amended to read as follows:

The following table reflects information as of November 30, 2020:

Portfolio manager	Dollar range of fund shares owned[1]	Number of other registered investment companies (RICs) for which portfolio manager is a manager (assets of RICs in billions)[2]		Number of other pooled investment vehicles (PIVs) for which portfolio manager is a manager (assets of PIVs in billions)[2]		Number of other accounts for which portfolio manager is a manager (assets of other accounts in billions)[2,3]
Sung Lee	Over $1,000,000	3	$193.7	3	$2.46	None
Michael Cohen	$100,001 – $500,000	2	$20.3	10	$5.86	27[4]	$9.76
Alfonso Barroso	Over $1,000,000	4	$135.1	3	$0.85	None
Jeremy Burge	$100,001 - $500,000	None		3	$8.74	None

Leo Hee	$100,001 - $500,000	2	$78.9	4	$8.88	None
Jin Lee	$500,001 - $1,000,000	2	$161.2	3	$1.25	None
Alex Sheynkman	$100,001 – $500,000	1	$9.3	2	$0.62	None
Lara Pellini	$100,001 – $500,000	1	$182.2	3	$2.46	None

Keep this supplement with your statement of additional information.

Lit No. MFGEBS-489-0921O CGD/10149-S87222